Other Accounts Payable	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Other Accounts Payable
25. Other Accounts Payable

	12.31.2024	12.31.2023
Generation deviation – wind projects (Note 32.2.9)	498,666	299,264
Judicial settlement (a)	444,409	—
Payments/returns to consumers	149,432	60,498
Public lighting rate collected	75,288	68,253
Aneel Order No. 084/2017 provision	46,690	42,164
Pledges in guarantee	35,145	43,297
Financial offset for the use of water resources	32,103	31,352
Other liabilities (b)	164,483	140,114
	1,446,216	684,942
Current	1,199,195	537,810
Noncurrent	247,021	147,132
(a) The balance includes the judicial agreement resulting from the arbitral process (Note 25.1).
(b) The balance for 2023 includes the advance received for the UEGA sale transaction, in the amount of R$58,132 in the Consolidated (Note 37).
25.1. Closure of arbitral proceedings
On January 25, 2024, according to Material Fact 01/24, an agreement was reached involving an arbitration proceeding in which the authors claimed damages against the Company. The process began in 2015 as a result of a dispute related to a term of commitment signed between the authors and Copel in December 2012, which, in accordance with the law, was handled in confidence at the Brazil-Canada Arbitration and Mediation Center. After negotiations between the parties, a settlement was reached with the approval of the arbitral tribunal in the sense of a general and reciprocal discharge between all parties with the definitive closure of the claim.
Copel agreed to pay R$672,000 in two installments. The balance that was recorded as Provision for legal claim was reclassified to Other accounts payable. The first installment in the amount of R$336,000 was paid on January 31, 2024 and the second and final installment, updated by Selic rate, was paid on March 31, 2025. Throughout the arbitration procedure, the Company made its best efforts to refute the requests and mitigate the damages resulting from the decisions that followed until the arbitration award settlement phase and, finally, to reach the best possible agreement while preserving Copel’s interests.